Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred revenue and deferred platform commission fees
Beginning balance	$ 332,584	$ 349,522
Deferred during the year	103,290	162,316
Released to profit and loss	(147,046)	(158,862)
Ending balance	288,828	352,976
Current portion	200,025	234,478
Non-current portion	$ 88,803	$ 118,498